Net Investment in Finance and Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Net Investment in Finance and Sales-type Leases
Total lease payments to be received	$ 86,592		$ 59,234
Estimated residual values of leased flight equipment (unguaranteed)	46,857		29,543
Less: Unearned income	(28,615)		(21,157)
Net investment in finance and sales-type leases before allowance for credit losses	104,834		67,620
Less: Allowance for credit losses	(23,088)
Net investment in finance and sales-type leases	81,746	102,043	67,620
Minimum future lease payments on finance and sales-type leases
2012	19,505
2013	17,442
2014	14,509
2015	12,375
2016	10,931
Thereafter	11,830
Total minimum lease payments to be received	86,592		59,234
Allowance for credit losses
Provision	23,088
Balance at end of the period	$ 23,088